ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 - ACCOUNTS RECEIVABLE, NET

Accounts receivable, net were summarized as follows:

	As of June 30,
	2026	2025
Accounts receivable	$2,892,790	$2,032,306
Less: provision for credit losses	(58,416)	(43,521)
Accounts receivable, net	$2,834,374	$1,988,785

The changes in the provision for credit losses were as follows:

	For the Years Ended June 30,
	2026	2025	2024
Balance at beginning of the year	$43,521	$93,218	$97,526
Additions (reversal)	12,095	445,389	(4,118)
Reduction due to sale of accounts receivable	-	(496,075)	-
Foreign exchange effect	2,800	989	(190)
Balance at the end of the year	$58,416	$43,521	$93,218

For the year ended June 30, 2026, the Company recognized credit loss of $12,095. For the year ended June 30, 2025, the Company recognized credit loss of $445,389 and reversed credit loss of $496,075 from sale of accounts receivable. For the year ended June 30, 2024, the Company reversed credit loss of $4,118.

In 2025, the Company sold accounts receivable which have an aggregate gross amount of $2.6 million and provision for credit losses totaling $0.5 million to a third party at consideration of $1.0 million. As of June 30, 2026, the Company has already fully received the proceeds in stablecoins of USDT of $0.9 million and cash of $0.1 million. Loss incurred on the sale was $1.1 million and was reported as loss from sale of accounts receivable in the consolidated statements of operations and comprehensive income (loss) for the year ended June 30, 2025.

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares and per share data)